Accrued Expenses - Schedule of Accrued Expenses (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities [Abstract]
Accrued compensation and payroll taxes		$ 210,900	$ 149,019
Accrued taxes payable - Argentina		170,873	292,535
Accrued interest	$ 625,025	484,026	404,239
Other accrued expenses	242,148	256,546	339,574
Accrued expenses, current	1,374,943	1,122,345	1,185,367
Accrued payroll tax obligations, non-current	14,919	86,398	57,786
Total accrued expenses	$ 1,389,862	$ 1,208,743	$ 1,243,153